Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Immaterial subsidiaries [member]
Disclosure of defined benefit plans [line items]
Net remeasurement gains (losses) recognized in OCI	$ (2)	$ 2	$ (1)